DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus California Tax Exempt Money Market Fund for the six-month period ended September 30, 1998. Your Fund produced an annualized yield of 2.76% and, after taking into account the effect of compounding, the annualized effective yield was 2.80%.*

THE ECONOMY

  The risk of global recession loomed large by the end of the reporting period. Since last summer, the international economic crisis has spread from Asia and Russia into Latin America and its effects are evident in the U.S., as witnessed by early signs of a slowing in our domestic economy. Second-quarter gross domestic product grew at an annual rate of 1.8%, well below the 5.5% rate in the first quarter, while the trade deficit has continued to widen, affected by weakening foreign demand and low-priced imports. These developments have heightened a sense of global economic interdependence and have resulted in a shift in emphasis by the Federal Reserve Board, whereby fighting inflation has taken a subordinate role to that of maintaining stable U.S. economic growth. On September 29, the Federal Open Market Committee cut interest rates for the first time since January 1996. That quarter-point reduction in the Federal Funds target rate to 5.25% was designed to cushion the adverse effects of the overseas economic crisis on the domestic economy. The Federal Funds rate is the interest rate that banks charge each other for overnight loans.

  While the corporate sector wrestles with the economic implications of global developments, consumers have powered the economy. The reasons for their optimism are no surprise. Inflation remains tame, running at an annual rate comfortably below 2% . After-tax income is growing and jobs are plentiful: the unemployment rate has been at or near 30-year lows throughout the reporting period and new jobs have been created at a robust pace. The consumer sector comprises two thirds of the activity in the $8-trillion U.S. economy and, with the business sector slowing, any significant pullback in household spending could trigger a recession. Up to now, the spillover effect from developments abroad has been largely confined to the manufacturing sector, whose activity has contracted of late due to the falloff in export demand. Aside from this "erosion at the edges" as Fed Chairman Alan Greenspan describes it, layoffs on a broader scale--a factor that could weaken consumer resolve to spend--so far have not occurred. It is clear that the Fed is concerned about the possibility of worldwide recession. The recent October interest rate reduction was a major step by the Fed toward mitigating the domestic effects of international financial turmoil and a gesture meant to serve notice to the world of the seriousness of its purpose.

MARKET ENVIRONMENT/PORTFOLIO STRATEGY

The Fed's action to reduce the target rate for Fed Funds provided even greater strength to the short-term municipal money market. Prior to this action, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year's summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, unlike prior years, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for money funds. Other issues were converted to a synthetic structure that is not currently permitted for purchase in your Fund. The overall result was a lower yield for most one-year
paper,    both    national    and    state    specific.

  We extended your Fund's average maturity to the 50-day range in early summer, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. In mid-summer, yields began to drop and we utilized the commercial paper market to maintain the Fund's average maturity. In late September, the State of California's $1.7 billion note issuance provided additional supply to the short-term market. This allowed us the opportunity to extend your Fund's average maturity into the 70--day range. In the months ahead, we will continue to participate in the tax-exempt commercial paper market as a means of extension while yields in the one-year note market remain aggressive. In the event of any market weakness, we would consider additional purchases in the one-year range. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

October 16, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                       SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments--100.5%                                                                      Amount           Value
-------------------------------------------------------                                         ______________    _____________

California--91.4%

State of California:

 CP 3.20%, 12/17/98 (LOC: Bayerische Landesbank, Credit Suisse, Landesbank
Hessen,

    Morgan Guaranty Trust Co. and Westduetsche Landesbank) . . . . . . . . . . . . . . . .      $   2,300,000     $   2,300,000

  RAN 4%, 6/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,049,440

    (Veterans) 4.125%, Series BJ, 6/1/99 . . . . . . . . . . . . . . . . . . . . . . . . .          8,800,000         8,807,658

California Health Facilities Financing Authority, Revenue, VRDN:

 (Catholic Health Care):

    3.60%, Series C (Insured; MBIA and Liquidity; Morgan Guaranty Trust Co.) (a) . . . . .          5,500,000         5,500,000

    3.60%, Series D (Insured; MBIA and LOC; Rabobank Nederland) (a)  . . . . . . . . . . .          2,000,000         2,000,000

  (Hospital-Adventist):

    4%, Series A (Insured; MBIA and LOC; California State Teachers Retirement) (a) . . . .          2,800,000         2,800,000

    4%, Series C (Insured; MBIA and LOC; California State Teachers Retirement) (a) . . . .          2,100,000         2,100,000

California Pollution Control Financing Authority, PCR, Refunding

 (Pacific Gas and Electric):


    CP 4.05%, Series D, 10/7/98 (LOC; Union Bank of Switzerland) . . . . . . . . . . . . .          5,000,000         5,000,000

    VRDN 4%, Series F (LOC; Banque Nationale de Paris) (a) . . . . . . . . . . . . . . . .          4,000,000         4,000,000


California Public Capital Improvements Financing Authority, Revenue (Pooled
Project)


  3.45%, Series C, 12/15/98 (LOC; National Westminster Bank) . . . . . . . . . . . . . . .          3,000,000         3,000,000

California School Cash Reserve Program Authority, Notes

  4.50%, Series A, 7/2/99 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,027,475

California Transit Finance Authority, VRDN 3.20% (BPA; Credit Suisse and Insured; FSA) (a) .        9,000,000         9,000,000

Garden Grove Housing Authority, MFHR, VRDN (Valley View-Senior Villas Project)

  3.35%, Series A (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,200,000

Kern County, COP, VRDN (Kern Public Facilities Project)

  3%, Series B (LOC; Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . . . . . .          3,955,000         3,955,000

Kern County Board of Education, TRAN 4.25%, 6/30/99. . . . . . . . . . . . . . . . . . . .          6,000,000         6,027,918

Kings County Housing Authority, MFHR, Refunding, VRDN (Edgewater Isle
Apartments)

  3.60%, Series A (LOC; Wells Fargo Bank) (a)  . . . . . . . . . . . . . . . . . . . . . .          6,155,000         6,155,000

City of Los Angeles, VRDN:

  MFHR (Lucas Studios Project) 3.60%, Series D (LOC; Bank of America) (a)  . . . . . . . .          3,655,000         3,655,000

  Multi-Family Revenue (Loans To Tender Program)

    4.10%, Series A (LOC; Federal Home Loan Banks) (a) . . . . . . . . . . . . . . . . . .          6,325,000         6,325,000

Los Angeles County, TRAN 4.50%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . . .          9,000,000         9,053,600

Newport Beach, Revenue, VRDN (Hoag Memorial Presbyterian Hospital):

  3.80% (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,050,000         3,050,000

  3.80%, Series B (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,000,000        16,000,000

  3.80%, Series C (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

City of Oakland, Unified School District of Alameda County, TRAN 4.25%, 10/28/98 . . . . .          6,000,000         6,001,709

City of Ontario Redevelopment Agency, Revenue, VRDN (Mission Oaks)

  4.25%, Series A (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000



DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                  Amount           Value
-------------------------------------------------------                                         _____________     _____________

California (continued)

Orange County, VRDN:

 Apartment Development Revenue, Refunding (Villas Aliento)

    3.40%, Series E (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   5,000,000     $   5,000,000

  Sanitation District Numbers 1-3, 5-7 and 11, COP

    3.60% (BPA; Barclays Bank and Insured; AMBAC) (a)  . . . . . . . . . . . . . . . . . .          7,500,000         7,500,000

San Diego Housing Authority, MFHR, VRDN (Nobel Court Apartments)

  3.65% (LOC; Citibank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,685,000         3,685,000

San Diego Water Authority, CP

  3.20%, Series 1, 2/17/99 (Liquidity: Bayerische Landesbank)  . . . . . . . . . . . . . .          4,000,000         4,000,000

City and County of San Francisco Unified School District, TRAN 4.50%, 10/30/98 . . . . . .          5,000,000         5,003,631

City of San Jose, MFHR, VRDN (Siena at Renaissance)

  3.35%, Series A (LOC; Key Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,500,000

San Leandro, Multi-Family Revenue, VRDN (Parkside Commons)

  3%, Series A (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,425,000        12,425,000

Santa Barbara County Schools Financing Authority, TRAN 4.50%, 6/30/99. . . . . . . . . . .          4,000,000         4,023,852

University of California, Board of Regents, Revenues, CP:

 3.20%, 11/9/98 (LOC: Bank of America, Bank of Montreal, Canadian Imperial Bank

    of Commerce, Credit Agricole and Societe Generale) . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

  3.15%, 1/26/99 (LOC: Bank of America, Bank of Montreal, Canadian Imperial Bank

    of Commerce, Credit Agricole and Societe Generale) . . . . . . . . . . . . . . . . . .          6,000,000         6,000,000

U.S. Related--9.1%

Government Development Bank of the Commonwealth of Puerto Rico, CP:

  3.50%, 11/18/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

  3.15%, 12/10/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,016,000         2,016,000

Guam Power Authority, CP 3.20%, 1/12/99 (Insured; AMBAC and LOC; Kredietbank). . . . . . .          3,700,000         3,700,000

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control

 Facilities Finance Authority, Higher Education Revenue, VRDN

 (Anna G. Mendez University Systems Project)

  3.55%, Series A (LOC; Banco Popular de Puerto Rico) (a)  . . . . . . . . . . . . . . . .          7,000,000         7,000,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $196,261,283). . . . . . . . . . . . . . . . . . . . . . . . . . .             100.5%      $196,261,283

                                                                                                      _______     _____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .              (.5%)   $     (998,224)

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $195,263,059

                                                                                                      _______     _____________



DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

BPA         Bond Purchase Agreement                                                Insurance Corporation

COP         Certificate of Participation                            MFHR        Multi-Family Housing Revenue

CP          Commercial Paper                                        PCR         Pollution Control Revenue

FNMA        Federal National Mortgage Association                   RAN         Revenue Anticipation Notes

FSA         Financial Security Assurance                            TRAN        Tax and Revenue Anticipation Notes

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          _________________              ___________________

F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1, A2                 100.0%

                                                                                                         _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand.Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                     Cost             Value

                                                                                                _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments . .     $196,261,283      $196,261,283

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,226,375

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              970,734

                                                                                                                  _____________

                                                                                                                    203,458,392

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               81,704

                                 Payable for investments securities purchased  . . . . . .                            8,049,440

                                 Accrued expenses and other liabilities  . . . . . . . . .                               64,189

                                                                                                                  _____________

                                                                                                                      8,195,333

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $195,263,059

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $195,431,990

                                 Accumulated net realized gain (loss) on investments . . .                            (168,931)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $195,263,059


                                                                                                                  _____________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.01 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED). . . . . . .                          195,431,990

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                          _____


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS       SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $3,292,275

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .         $  477,763

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .             96,457

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             23,106

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             16,613

                                 Trustees' fees and expenses--Note 2(c)  . . . . . . . . .             15,123

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             11,772

                                 Prospectus and shareholders' reports  . . . . . . . . . .              8,155

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,100

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              652,089

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,640,186

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                               (1,962)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $2,638,224

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months Ended

                                                                                      September 30, 1998       Year Ended

                                                                                         (Unaudited)         March 31, 1998

                                                                                        _____________      ___________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     2,640,186          $    6,106,787

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .               (1,962)                 12,767

                                                                                        _____________           _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . .            2,638,224               6,119,554

                                                                                        _____________           _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2,640,186)             (6,106,787)

                                                                                        _____________           _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .          177,100,741             377,154,421

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,726,280               3,727,148

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .         (177,774,619)           (413,229,486)

                                                                                        _____________           _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . .            1,052,402             (32,347,917)

                                                                                        _____________           _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .            1,050,440             (32,335,150)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          194,212,619             226,547,769

                                                                                        _____________           _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $195,263,059            $194,212,619

                                                                                        _____________           _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                         Six Months Ended

                                                        September 30, 1998                Year Ended March 31,

                                                                               _____________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997       1996       1995      1994

                                                          ___________        ______     ______     ______    ______     ______
   Net asset value, beginning of period  . . . . . .        $  1.00          $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00

                                                             ______          ______     ______     ______    ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .           .014            .029       .028       .030      .026       .019

                                                             ______          ______     ______     ______    ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .          (.014)          (.029)     (.028)     (.030)    (.026)     (.019)

                                                             ______          ______     ______     ______    ______     ______

   Net asset value, end of period  . . . . . . . . .         $ 1.00          $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00

                                                             ______          ______     ______     ______    ______     ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           2.77%*          2.91%      2.80%      3.07%     2.60%      1.94%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .68%*           .69%       .66%       .64%      .64%       .65%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .           2.76%*          2.88%      2.77%      3.03%     2.56%      1.92%

   Net Assets, end of period (000's Omitted) . . . .        $195,263        $194,213   $226,548   $252,985  $281,764   $319,627
-----------------------------

*  Annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus California Tax Exempt Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a diversified open-end management investment company. The Fund' s investment objective is to provide investors with as high a level of current income exempt from Federal and State of California income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund received net earnings credits of $5,260 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $135,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1998. If not applied, $7,000 of the carryover expires in fiscal 1999, $65,000 expires in fiscal 2000, $21,000 expires in fiscal 2002, $27,000 expires in fiscal 2003, $10,000 expires in fiscal 2004 and $5,000 expires in fiscal 2005.

    At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of.50 of1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 1998, the Fund was charged $61,123 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $26,790 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)


DREYFUS CALIFORNIA TAX EXEMPT

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              357SA989

California Tax Exempt

Money Market Fund

Semi-Annual

Report

September 30, 1998